Document and Entity Information	Oct. 28, 2026
Cover [Abstract]
Entity Central Index Key	0001510295
Amendment Flag	false
Document Type	8-K
Document Period End Date	Oct. 28, 2026
Entity Registrant Name	Marathon Petroleum Corporation
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35054
Entity Tax Identification Number	27-1284632
Entity Address, Address Line One	539 South Main Street
Entity Address, City or Town	Findlay
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45840
City Area Code	419
Local Phone Number	422-2121
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $.01
Trading Symbol	MPC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false